Other Non-Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
OTHER NON-FINANCIAL ASSETS AND LIABILITIES
Schedule of Other Non-Financial Assets

	Current		Non-current
	12-31-2019	12-31-2018	12-31-2019	12-31-2018
Other Financial Assets	ThCh$	ThCh$	ThCh$	ThCh$
VAT Tax Credit and Other Taxes	6,522,885	7,780,245	—	—
Prepaid expenses	532,370	657,534	—	—
Deposits in guarantee	—	—	1,379,970	1,379,970
Deferred (prepaid) water rights	—	—	7,670,114	5,763,496
Spare parts with consumption schedule over 12 months	—	—	5,773,991	4,324,153
Other	533,725	2,400,463	21,579	1,077,680
Total	7,588,980	10,838,242	14,845,654	12,545,299

Schedule of Other Non-Financial Liabilities

	Currrent		Non-Current
Other current non-financial liabilities	12-31-2019	12-31-2018	12-31-2019	12-31-2018
	ThCh$	ThCh$	ThCh$	ThCh$
VAT Dedit Tax and Other Taxes	4,811,150	22,542,716	—	—
Total	4,811,150	22,542,716	—	—